Cumulative Preferred Stock	12 Months Ended
Dec. 31, 2021
28. Cumulative Preferred Stock
Cumulative Preferred Stock
28.

CUMULATIVE PREFERRED STOCK
Authorized:
Unlimited number of First Preferred shares, issuable in

series.
Unlimited number of Second Preferred shares, issuable in

series.
December 31, 2021 December 31, 2020
Annual Dividend Redemption Issued and
Net
Issued and
Net
Per Share Price per share Outstanding Proceeds Outstanding Proceeds
Series A $ 0.5456 $ 25.00 4,866,814 $

119 4,866,814 $

119
Series B Floating $ 25.00 1,133,186 $

28 1,133,186 $

Series C $ 1.1802 $ 25.00 10,000,000 $

245 10,000,000 $

245
Series E $ 1.1250 $ 25.25 5,000,000 $

122 5,000,000 $

Series F $ 1.0505 $ 25.00 8,000,000 $

195 8,000,000 $

Series H $ 1.2250 $ 25.00 12,000,000 $

295 12,000,000 $

295
Series J $ 1.0625 $ 25.00 8,000,000 $

196 - $

-
Series L $ 1.1500 $ 25.00 9,000,000 $

222 - $

-
Total 58,000,000 $

1,422 41,000,000 $

1,004
First Preferred Shares, Series J
On April 6, 2021, Emera issued 8

million,
4.25

per cent Cumulative Minimum Rate Reset First Preferred
Shares, Series J

(“First Preferred Shares, Series J”) at $
25.00

per share for gross proceeds of $

million ($ 196

million, net of after-tax issuance costs).
First Preferred Shares, Series L
On September 24, 2021, Emera issued 9

million,
4.60

per cent Cumulative Redeemable First Preferred
Shares, Series L

(“First Preferred Shares, Series L”) at $
25.00

per share for gross proceeds of $

million ($ 222

million, net of after-tax issuance costs).
Characteristics of the First Preferred Shares:
First Preferred Shares
(1)(2)
Initial Yield
(%)
Current
Annual
Dividend

($)
Minimum

Reset
Dividend
Yield (%)
Earliest Redemption
and/or Conversion
Option Date
Redemption
Value

($)
Right to
Convert on
a one for
one basis
Fixed rate reset
(3)(4)

Series A
4.400 0.5456 1.84 August 15, 2025 25.00

Series B

Series C
4.100 1.1802 2.65 August 15, 2023 25.00

Series D

Series F
4.202 1.0505 2.63 February 15, 2025 25.00

Series G
Minimum rate reset
(3)(4)

Series B
2.393 Floating 1.84 August 15, 2025 25.00

Series A

Series H
4.900 1.2250 4.90 August 15, 2023 25.00

Series I

Series J
4.250 1.0625 4.25 May 15, 2026 25.00

Series K
Perpetual fixed rate

Series E

(5)
4.500 1.1250 25.25

Series L
(6)
4.600 1.1500 November 15, 2026 25.00

(1) Holders are entitled to receive fixed or floating

cumulative cash dividends when declared by the

Board of Directors of the
Corporation.
(2) On or after the specified redemption dates,

the Corporation has the option to redeem

for cash the outstanding First Preferred
Shares, in whole or in part, at the specified per

share redemption value plus all accrued and

unpaid dividends up to but excluding the
dates fixed for redemption.
(3) On the redemption and/or conversion option

date the reset annual dividend per share will be

determined by multiplying $
25.00

per
share by the annual fixed or floating dividend

rate, which for Series A, C, F and H is

the sum of the five-year Government of Canada
Bond Yield on the applicable reset date, plus the applicable reset dividend yield (Series H annual reset

rate must be a minimum of
4.90

per cent) and for Series B equals the Government

of Treasury Bill Rate on the applicable reset date, plus
1.84

per cent.
(4) On each conversion option date, the holders

have the option, subject to certain conditions,

to convert any or all of their Shares
into an equal number of Cumulative Redeemable

First Preferred Shares of a specified series.

The Company has the right to redeem

the outstanding Preferred Shares, Series D, Series

G and Series I shares without the consent

of the holder every five years thereafter
for cash, in whole or in part at a price of

$
25.00

per share plus all accrued and unpaid

dividends up to but excluding the date fixed for
redemption and $ 25.50

per share plus all accrued and unpaid

dividends up to but excluding the date

fixed for redemption in the case
of redemptions on any other date after August 15,

2023, February 15, 2025 and August 15, 2023,

respectively. The reset dividend
yield for Series I equals the Government of Treasury Bill Rate on the applicable reset date, plus
2.54

per cent.
(5) First Preferred Shares, Series E are redeemable

at $
25.25

to August 15, 2022 and $
25.00

per share thereafter.
(6) First Preferred Shares, Series L are redeemable

at $
26.00

on or after November 15, 2026 to November

15, 2027, decreasing
$ 0.25

each year until November 15, 2030 and $
25.00

per share thereafter.
First Preferred Shares are neither redeemable at the option of the shareholder nor have a mandatory redemption date. They are classified as equity and the associated dividends is deducted on the
Consolidated Statements of Income before arriving at “Net income attributable to common shareholders”
and is shown on the Consolidated Statement of Equity as a deduction from retained earnings.
The First Preferred Shares of each series rank on a parity with the First Preferred Shares of every other series and are entitled to a preference over the Second Preferred Shares, the Common Shares, and any other shares ranking junior to the First Preferred Shares with respect to the payment of dividends and the distribution of the remaining property and assets or return of capital of the Company in the liquidation, dissolution or wind-up, whether voluntary or involuntary.
In the event the Company fails to pay, in aggregate, eight quarterly dividends on any series of the First
Preferred Shares, the holders of the First Preferred Shares, for only so long as the dividends remain in arrears, will be entitled to attend any meeting of shareholders of the Company at which directors are to be elected and to vote for the election of two directors out of the total number of directors elected at any such meeting.